SHARE OPTIONS AND RESTRICTED SHARES (Tables)	12 Months Ended
Dec. 31, 2011
SHARE OPTIONS AND RESTRICTED SHARES
Summary of the option activity and information regarding options outstanding

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(In millions, except price and contract life data)
Options outstanding on January 1, 2011	3.9	8.9673
Forfeited	(0.4)	13.4568
Exercised	(0.4)	6.9220
Options outstanding on December 31, 2011	3.1	8.5833	3.8 years	—
Options vested at December 31, 2011	3.1	8.5833	3.8 years	—
Options exercisable at December 31, 2011	3.1	8.5833	3.8 years	—

Summary of the activity of unvested restricted stock shares

	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
	(In millions, except price data)
Unvested at January 1, 2011	3.7	$12.30
Granted	0.2	8.27
Vested	(0.5)	12.50
Forfeited	(0.1)	13.73
Unvested at December 31, 2011	3.3	12.11